Share-based payments (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2014
Share-based Payments
Maximum period of authorized leave of absence after which vesting shall be suspended		90 days
Options outstanding
Outstanding at the beginning of the period (in shares)	5,806,691
Forfeited (in shares)	0
Exercised (in shares)	0
Outstanding at the end of the period (in shares)	5,806,691	5,806,691
Non-vested at the end of the period (in shares)	1,862,426
Options vested and expected to vest at the end of the period (in shares)	5,806,691
Exercisable at the end of the period (in shares)	3,944,265
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 61.51
Outstanding at the end of the period (in dollars per share)	61.51	$ 61.51
Option vested and expected to vest at the end of the period (in dollars per share)	61.51
Exercisable at the end of the period (in dollars per share)	$ 58.99
Weighted average remaining contractual years to expiry per share
Outstanding at the end of the period	5 years 5 months 26 days	6 years 5 months 4 days
Options vested and expected to vest at the end of the period	5 years 5 months 26 days
Exercisable at the end of the period	5 years 3 months
Weighted average fair value at grant date
Options Weighted average fair value at grant date	$ 41.09
Options vested and expected to vest as of December 31, 2019	41.09
Exercisable at the end of the period (in dollars per share)	$ 39.35
Weighted average intrinsic value per option
Weighted average intrinsic value per option	27.29
Vested and expected to vest at the end of the period (in dollars per share)	27.29
Exercisable at the end of the period (in dollars per share)	$ 29.81
Aggregate intrinsic value
Options vested and expected to vest at the end of the period	$ 158,447
Exercisable at the end of the period	117,579
Aggregate intrinsic value	$ 158,447
Minimum
Share-based Payments
Expiration period from grant date	5 years
Post-termination exercise period	3 months
Maximum
Share-based Payments
Expiration period from grant date	10 years
Post-termination exercise period	9 months
Employees | Binomial model
Share-based Payments
Estimated forfeiture rate (as a percent)	23.00%	26.00%	29.00%
Class A ordinary shares
Options outstanding
Exercised (in shares)	0	0	(1,646,137)
2014 Plan
Share-based Payments
Automatic increase of authorized ordinary shares				1.50%
2014 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation				5,366,998